Intangible Assets (Including Goodwill) - Disclosure of Changes in Intangible Assets and Goodwill (Detail) € in Millions	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	€ 422
Goodwill acquired through business combination	22
Effects of changes in foreign exchange rates	3
Goodwill, ending balance	447
Intangible assets (excluding goodwill), beginning balance	70
Intangible assets acquired through business combination	0
Intangible assets (excluding goodwill), additions	1
Intangible assets (excluding goodwill), amortization expense	(5)
Intangible assets (excluding goodwill), transfer during the period	1
Intangible assets (excluding goodwill), effects of changes in foreign exchange rates	1
Intangible assets (excluding goodwill), ending balance	68
Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, ending balance	447
Intangible assets (excluding goodwill), ending balance	208
Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	(140)
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	22
Intangible assets acquired through business combination	0
Intangible assets (excluding goodwill), amortization expense	(2)
Intangible assets (excluding goodwill), effects of changes in foreign exchange rates	1
Intangible assets (excluding goodwill), ending balance	21
Technology [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	85
Technology [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	(64)
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	18
Intangible assets acquired through business combination	0
Intangible assets (excluding goodwill), amortization expense	(3)
Intangible assets (excluding goodwill), transfer during the period	1
Intangible assets (excluding goodwill), ending balance	16
Computer software [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	67
Computer software [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	(51)
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	15
Intangible assets acquired through business combination	0
Intangible assets (excluding goodwill), ending balance	15
Customer relationships [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	40
Customer relationships [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	(25)
Work in progress [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	13
Intangible assets acquired through business combination	0
Intangible assets (excluding goodwill), additions	1
Intangible assets (excluding goodwill), ending balance	14
Work in progress [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	14
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	2
Intangible assets acquired through business combination	0
Intangible assets (excluding goodwill), ending balance	2
Other intangible assets [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	€ 2